UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (54.7%)
	Consumer Discretionary (11.6%)
1,377,000	Altice, SA* 7.750%, 05/15/22	$1,383,024
541,000	Argos Merger Sub, Inc.*µ 7.125%, 03/15/23	572,446
2,410,000	CCO Safari II, LLC* 4.908%, 07/23/25	2,413,013
1,337,000	Century Communities, Inc.µ 6.875%, 05/15/22	1,299,397
6,012,000	Cooper Tire & Rubber Companyµ^ 8.000%, 12/15/19	6,808,590
4,452,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,688,512
	DISH DBS Corp.µ
6,650,000	5.125%, 05/01/20	6,728,969
5,371,000	7.875%, 09/01/19	6,012,163
3,935,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	4,109,616
1,476,000	GameStop Corp.*µ^ 5.500%, 10/01/19	1,538,730
2,296,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,396,450
1,303,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	1,363,264
2,332,000	Hasbro, Inc.µ^ 6.600%, 07/15/28	2,695,722
	L Brands, Inc.µ
2,951,000	7.600%, 07/15/37	3,310,653
1,918,000	5.625%, 02/15/22	2,055,856
669,000	6.950%, 03/01/33	699,941
1,386,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	1,464,829
	Meritage Homes Corp.µ
3,345,000	7.150%, 04/15/20	3,616,781
1,877,000	7.000%, 04/01/22	2,006,044
1,840,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	1,877,950
2,779,000	Netflix, Inc.µ^ 5.375%, 02/01/21	2,905,792
2,755,000	Numericable-SFR SAS* 6.000%, 05/15/22	2,806,656
2,533,000	Outerwall, Inc.µ 6.000%, 03/15/19	2,563,079
2,263,000	Penske Automotive Group, Inc.µ 5.375%, 12/01/24	2,278,558
1,869,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	1,946,096
3,802,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	4,426,954
	Ryland Group, Inc.µ
5,411,000	6.625%, 05/01/20^	6,043,411
1,466,000	5.375%, 10/01/22	1,487,074
3,443,000	Service Corp. Internationalµ^ 7.500%, 04/01/27	3,950,842
2,873,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	2,964,577
2,949,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	2,956,373

PRINCIPAL AMOUNT		VALUE

2,951,000	Time, Inc.*µ 5.750%, 04/15/22	$2,834,804
	Toll Brothers Finance Corp.µ
4,180,000	5.625%, 01/15/24	4,436,025
1,131,000	4.000%, 12/31/18	1,164,223
	ZF North America Capital, Inc.*
1,771,000	4.750%, 04/29/25	1,730,046
492,000	4.500%, 04/29/22	484,620

		102,021,080

	Consumer Staples (2.4%)
1,181,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	1,188,381
3,591,000	Fidelity & Guaranty Life Holdings, Inc.*µ^ 6.375%, 04/01/21	3,784,016
4,887,000	JBS USA, LLC*µ 7.250%, 06/01/21	5,149,677
5,312,000	Land O’Lakes, Inc.*µ^ 6.000%, 11/15/22	5,687,160
2,461,000	Post Holdings, Inc.µ 7.375%, 02/15/22	2,522,525
3,099,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,313,993

		21,645,752

	Energy (9.2%)
3,287,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	3,087,726
	Berry Petroleum Company, LLCµ
2,459,000	6.375%, 09/15/22	1,718,226
689,000	6.750%, 11/01/20	495,219
1,181,000	Bill Barrett Corp.µ^ 7.000%, 10/15/22	981,706
2,017,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*µ 6.125%, 11/15/22	2,056,079
2,459,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	2,154,699
2,213,000	Calfrac Holdings, LP*µ^ 7.500%, 12/01/20	1,832,641
	Calumet Specialty Products Partners, LP
2,263,000	7.625%, 01/15/22µ	2,294,116
806,000	6.500%, 04/15/21	793,910
	Carrizo Oil & Gas, Inc.
4,348,000	7.500%, 09/15/20µ	4,367,022
1,328,000	6.250%, 04/15/23	1,273,220
5,601,000	Cimarex Energy Companyµ^ 5.875%, 05/01/22	5,948,066
6,886,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	5,504,496
782,000	Eclipse Resources Corp.* 8.875%, 07/15/23	736,058
	Energy Transfer Equity, LP
2,853,000	5.875%, 01/15/24µ	2,915,409
861,000	5.500%, 06/01/27^	849,161
4,673,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	3,449,258
2,194,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	2,235,138
5,411,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	5,505,692
1,476,000	Linn Energy, LLCµ 8.625%, 04/15/20	916,043

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

984,000	Linn Energy, LLC / Linn Energy Finance Corp.µ 6.500%, 05/15/19	$605,160
3,050,000	MarkWest Energy Partners, LPµ 4.875%, 06/01/25	2,958,500
	Oasis Petroleum, Inc.µ
4,122,000	6.500%, 11/01/21	3,787,088
1,230,000	6.875%, 01/15/23	1,116,994
2,233,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	1,688,706
2,704,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	2,524,860
1,271,000	Rice Energy, Inc.*^ 7.250%, 05/01/23	1,247,963
4,919,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,143,429
1,633,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	1,198,214
1,771,000	SM Energy Companyµ 6.500%, 11/15/21	1,779,855
3,542,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	3,477,801
6,345,000	W&T Offshore, Inc. 8.500%, 06/15/19	3,886,313
2,735,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,757,222

		81,285,990

	Financials (3.5%)
2,362,000	AON Corp.µ^ 8.205%, 01/01/27	3,005,645
3,670,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	3,896,989
2,024,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	1,974,665
	DuPont Fabros Technology, LPµ
1,279,000	5.875%, 09/15/21	1,310,975
910,000	5.625%, 06/15/23	902,606
1,968,000	Equinix, Inc.µ 5.375%, 04/01/23	1,991,370
138,000	FelCor Lodging, LP* 6.000%, 06/01/25	142,054
2,354,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	2,483,470
1,948,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,917,563
2,804,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	2,796,990
2,253,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	2,109,371
5,411,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	5,772,617
2,656,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	2,561,380

		30,865,695

	Health Care (6.4%)
3,935,000	Acadia Healthcare Company, Inc.*µ 5.625%, 02/15/23	4,008,781
3,173,000	Alere, Inc. 6.500%, 06/15/20	3,301,903

PRINCIPAL AMOUNT		VALUE

3,694,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	$3,938,728
3,050,000	DaVita HealthCare Partners, Inc.µ 5.125%, 07/15/24	3,072,875
	Endo International, PLC*‡
7,378,000	7.250%, 12/15/20µ	7,756,122
667,000	7.750%, 01/15/22	710,355
	HCA Holdings, Inc.µ
7,870,000	5.875%, 05/01/23	8,420,900
1,908,000	6.250%, 02/15/21	2,086,875
	Hologic, Inc.
5,662,000	6.250%, 08/01/20	5,838,938
1,053,000	5.250%, 07/15/22*	1,089,855
883,000	Surgical Care Affiliates, Inc.* 6.000%, 04/01/23	886,311
6,050,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	6,439,469
	Valeant Pharmaceuticals International, Inc.*
6,099,000	7.000%, 10/01/20µ	6,346,772
486,000	5.875%, 05/15/23^	503,921
364,000	5.500%, 03/01/23	371,735
	VPII Escrow Corp.*
944,000	7.500%, 07/15/21µ	1,024,240
935,000	6.750%, 08/15/18	983,503

		56,781,283

	Industrials (8.4%)
4,624,000	ACCO Brands Corp.µ 6.750%, 04/30/20	4,892,770
6,099,000	Deluxe Corp.µ 6.000%, 11/15/20	6,445,881
2,833,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	2,726,762
5,376,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	5,641,440
2,686,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	2,914,310
2,169,000	Garda World Security Corp.* 7.250%, 11/15/21	2,057,839
2,779,000	GrafTech International, Ltd.µ^ 6.375%, 11/15/20	2,518,469
4,481,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,511,807
	Icahn Enterprises, LPµ
3,797,000	5.875%, 02/01/22	3,939,387
2,322,000	6.000%, 08/01/20^	2,449,710
536,000	4.875%, 03/15/19	552,750
3,443,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,625,909
	Meritor, Inc.
2,020,000	6.250%, 02/15/24	2,023,788
1,579,000	6.750%, 06/15/21µ	1,630,318
	Michael Baker International, LLC*µ
2,558,000	8.250%, 10/15/18	2,471,667
1,456,000	8.875%, 04/15/19	1,235,780
2,951,000	Navistar International Corp.^ 8.250%, 11/01/21	2,779,473
1,775,000	Nortek, Inc.µ 8.500%, 04/15/21	1,901,469
703,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.125%, 07/15/23	702,121
4,781,000	Terex Corp.µ 6.000%, 05/15/21	4,816,857

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,992,000	Titan International, Inc.µ 6.875%, 10/01/20	$1,750,470
2,312,000	TransDigm, Inc. 5.500%, 10/15/20	2,314,890
2,263,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,383,222
	United Rentals North America, Inc.µ
5,411,000	7.625%, 04/15/22	5,901,372
1,377,000	6.125%, 06/15/23	1,419,171

		73,607,632

	Information Technology (5.0%)
3,148,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	3,311,302
	Amkor Technology, Inc.µ
3,237,000	6.375%, 10/01/22^	3,087,289
924,000	6.625%, 06/01/21	908,408
7,870,000	Belden, Inc.* 5.500%, 09/01/22	7,889,675
2,405,000	Cardtronics, Inc.µ 5.125%, 08/01/22	2,376,441
1,925,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	1,902,141
6,394,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	7,073,362
3,935,000	J2 Global, Inc.µ 8.000%, 08/01/20	4,237,503
2,961,000	Nuance Communications, Inc.*µ^ 5.375%, 08/15/20	3,025,772
1,968,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	2,050,410
4,432,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	4,578,810
3,345,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,543,609

		43,984,722

	Materials (3.8%)
3,246,000	ArcelorMittal, SA^ 6.125%, 06/01/25	3,101,959
1,412,000	Chemtura Corp.µ 5.750%, 07/15/21	1,434,945
	First Quantum Minerals, Ltd.*
1,498,000	7.000%, 02/15/21µ	1,143,161
1,498,000	6.750%, 02/15/20^	1,170,313
	FMG Resources (August 2006) Pty, Ltd.*^
1,377,000	8.250%, 11/01/19	1,009,513
757,000	9.750%, 03/01/22	696,913
4,338,000	Greif, Inc.µ 7.750%, 08/01/19	4,842,292
	INEOS Group Holdings, SA*^
2,164,000	6.125%, 08/15/18	2,203,223
1,181,000	5.875%, 02/15/19	1,192,810
	New Gold, Inc.*µ
3,935,000	7.000%, 04/15/20	3,858,759
1,082,000	6.250%, 11/15/22	972,448
2,312,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,385,695
	Sealed Air Corp.*µ
2,022,000	6.500%, 12/01/20	2,258,321
885,000	5.250%, 04/01/23	903,806

PRINCIPAL AMOUNT		VALUE

3,935,000	Trinseo Materials Operating, SCA*^ 6.750%, 05/01/22	$3,971,891
2,755,000	United States Steel Corp.µ 6.875%, 04/01/21	2,587,978

		33,734,027

	Telecommunication Services (3.4%)
2,003,000	CenturyLink, Inc.µ 6.750%, 12/01/23	2,011,823
	Frontier Communications Corp.µ
2,737,000	7.625%, 04/15/24	2,485,538
281,000	6.875%, 01/15/25	239,377
	Intelsat, SA
5,509,000	7.750%, 06/01/21	4,420,972
394,000	8.125%, 06/01/23^	315,939
2,312,000	SBA Communications Corp.µ 5.625%, 10/01/19	2,434,825
	Sprint Corp.µ
11,038,000	7.875%, 09/15/23	10,603,379
1,456,000	7.125%, 06/15/24	1,337,700
1,018,000	7.250%, 09/15/21	976,644
4,624,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	4,927,450

		29,753,647

	Utilities (1.0%)
2,951,000	AES Corp.µ 7.375%, 07/01/21	3,249,789
4,879,000	AmeriGas Finance Corp.µ^ 7.000%, 05/20/22	5,208,332

		8,458,121

	TOTAL CORPORATE BONDS (Cost $484,824,000)	482,137,949

CONVERTIBLE BONDS (55.3%)
	Consumer Discretionary (9.6%)
2,000,000	Iconix Brand Group, Inc.µ^ 2.500%, 06/01/16	1,979,190
	Jarden Corp.^
8,015,000	1.125%, 03/15/34	9,925,095
6,000,000	1.500%, 06/15/19µ	8,843,460
15,850,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ§ 0.750%, 03/30/43	26,381,295
5,050,000	Liberty Media Corp. 1.375%, 10/15/23	4,902,363
	Priceline Group, Inc.µ^
11,500,000	0.350%, 06/15/20	13,427,802
2,800,000	1.000%, 03/15/18	3,920,420
2,600,000	Standard Pacific Corp.µ 1.250%, 08/01/32	3,194,724
12,150,000	Tesla Motors, Inc.µ^ 1.250%, 03/01/21	11,884,644

		84,458,993

	Energy (1.9%)
8,500,000	Chesapeake Energy Corp.µ 2.250%, 12/15/38	6,917,215
11,100,000	Whiting Petroleum Corp.* 1.250%, 04/01/20	9,677,979

		16,595,194

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Financials (3.6%)
		Ares Capital Corp.µ
7,300,000		4.750%, 01/15/18^	$7,499,545
4,027,000		5.750%, 02/01/16	4,095,399
1,600,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	2,086,129
3,500,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	3,361,628
4,400,000		MGIC Investment Corp.µ^ 2.000%, 04/01/20	7,242,422
4,200,000		Spirit Realty Capital, Inc.µ 2.875%, 05/15/19	4,020,135
2,900,000		Starwood Property Trust, Inc.µ^ 4.550%, 03/01/18	3,038,446

			31,343,704

		Health Care (13.7%)
5,288,000		Acorda Therapeutics, Inc.µ^ 1.750%, 06/15/21	5,466,814
5,711,000		BioMarin Pharmaceutical, Inc.µ^ 1.500%, 10/15/20	9,633,543
5,900,000		Cepheid^ 1.250%, 02/01/21	6,520,208
4,559,000		Depomed, Inc.µ 2.500%, 09/01/21	7,983,835
3,050,000		Emergent Biosolutions, Inc.^ 2.875%, 01/15/21	3,774,360
3,450,000		Gilead Sciences, Inc.µ^ 1.625%, 05/01/16	17,893,408
2,800,000		Hologic, Inc.^‡ 2.000%, 12/15/37	5,112,702
5,066,000		Horizon Pharma Investment, Ltd.* 2.500%, 03/15/22	7,312,188
		Illumina, Inc.µ^
6,700,000		0.000%, 06/15/19	7,818,364
6,400,000		0.500%, 06/15/21	7,867,232
3,190,000		Impax Laboratories, Inc.*^ 2.000%, 06/15/22	3,294,313
1,435,000		Incyte Corp.^ 1.250%, 11/15/20	2,989,370
5,400,000		Isis Pharmaceuticals, Inc.*µ^ 1.000%, 11/15/21	5,759,208
3,300,000		Jazz Pharmaceuticals, PLC*^ 1.875%, 08/15/21	4,026,941
3,489,000		Medidata Solutions, Inc.^ 1.000%, 08/01/18	4,152,381
		Molina Healthcare, Inc.µ
4,000,000		1.625%, 08/15/44^	5,569,360
3,242,000		1.625%, 08/15/44*	4,507,498
825,000		Mylan, Inc.µ 3.750%, 09/15/15	3,591,427
2,500,000		NuVasive, Inc. 2.750%, 07/01/17	3,509,613
4,045,000		Wright Medical Group, Inc.*µ 2.000%, 02/15/20	4,271,115

			121,053,880

		Industrials (0.7%)
2,022,000		Air Lease Corp.µ 3.875%, 12/01/18	2,774,700
3,200,000		Echo Global Logistics, Inc. 2.500%, 05/01/20	3,427,280

			6,201,980

PRINCIPAL AMOUNT		VALUE

	Information Technology (24.6%)
3,000,000	CalAmp Corp.* 1.625%, 05/15/20	$2,790,345
3,300,000	Citrix Systems, Inc.µ^ 0.500%, 04/15/19	3,550,091
5,150,000	Euronet Worldwide, Inc.*µ^ 1.500%, 10/01/44	6,032,041
2,700,000	Finisar Corp. 0.500%, 12/15/33	2,579,121
	FireEye, Inc.*
8,077,000	1.000%, 06/01/35	8,400,645
4,826,000	1.625%, 06/01/35	5,014,479
3,300,000	HomeAway, Inc.^ 0.125%, 04/01/19	3,137,294
9,700,000	Intel Corp.µ^ 3.250%, 08/01/39	14,067,667
6,600,000	LinkedIn Corp.*µ 0.500%, 11/01/19	6,649,269
4,000,000	Mentor Graphics Corp. 4.000%, 04/01/31	5,330,400
9,400,000	Microchip Technology, Inc.* 1.625%, 02/15/25	8,857,056
6,225,000	Micron Technology, Inc. 2.125%, 02/15/33	11,096,685
2,200,000	Novellus Systems, Inc.µ^ 2.625%, 05/15/41	4,969,503
8,700,000	NVIDIA Corp. 1.000%, 12/01/18	9,991,036
3,400,000	NXP Semiconductors, NV* 1.000%, 12/01/19	3,988,914
	ON Semiconductor Corp.
6,400,000	1.000%, 12/01/20*^	6,178,176
4,900,000	2.625%, 12/15/26	5,762,155
1,550,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	2,686,607
3,100,000	Proofpoint, Inc.* 0.750%, 06/15/20	3,423,067
2,379,000	Rovi Corp.*^ 0.500%, 03/01/20	1,976,307
8,800,000	Salesforce.com, Inc.µ^ 0.250%, 04/01/18	11,083,820
17,500,000	SanDisk Corp.µ^ 0.500%, 10/15/20	17,490,812
6,075,000	ServiceNow, Inc.µ 0.000%, 11/01/18	7,516,354
	SunEdison, Inc.
10,578,000	0.250%, 01/15/20*µ	10,944,316
3,900,000	2.625%, 06/01/23*^	3,534,141
1,531,000	2.000%, 10/01/18µ^	2,566,982
5,125,000	SunPower Corp.µ^ 0.750%, 06/01/18	6,367,966
3,200,000	Synchronoss Technologies, Inc.µ 0.750%, 08/15/19	3,702,608
	Take-Two Interactive Software, Inc.
2,600,000	1.000%, 07/01/18µ^	3,991,728
1,825,000	1.750%, 12/01/16	3,053,690
	Twitter, Inc.*µ^
11,000,000	1.000%, 09/15/21	9,521,160
3,100,000	0.250%, 09/15/19	2,728,233
4,000,000	Verint Systems, Inc.^ 1.500%, 06/01/21	4,447,340
5,125,000	Workday, Inc.µ^ 0.750%, 07/15/18	6,121,454

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,700,000	Yahoo!, Inc.µ^ 0.000%, 12/01/18	$6,854,301

		216,405,763

	Materials (0.9%)
4,865,000	Cemex, SAB de CV^ 3.720%, 03/15/20	5,017,007
2,800,000	RTI International Metals, Inc.µ^ 1.625%, 10/15/19	2,970,828

		7,987,835

	Utilities (0.3%)
3,200,000	NRG Yield, Inc.* 3.250%, 06/01/20	3,056,064
	TOTAL CONVERTIBLE BONDS (Cost $459,879,834)	487,103,413

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
689,000	United States Treasury Note~ 0.250%, 12/15/15 (Cost $688,898)	689,336

SYNTHETIC CONVERTIBLE SECURITIES (1.1%)¤
Corporate Bonds (0.9%)
	Consumer Discretionary (0.2%)
23,000	Altice, SA* 7.750%, 05/15/22	23,101
9,000	Argos Merger Sub, Inc.*µ 7.125%, 03/15/23	9,523
40,000	CCO Safari II, LLC* 4.908%, 07/23/25	40,050
22,000	Century Communities, Inc.µ 6.875%, 05/15/22	21,381
99,000	Cooper Tire & Rubber Companyµ^ 8.000%, 12/15/19	112,117
74,000	Dana Holding Corp.µ 6.750%, 02/15/21	77,931
	DISH DBS Corp.µ
110,000	5.125%, 05/01/20	111,306
89,000	7.875%, 09/01/19	99,624
65,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	67,884
24,000	GameStop Corp.*µ^ 5.500%, 10/01/19	25,020
38,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	39,663
22,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	23,018
38,000	Hasbro, Inc.µ^ 6.600%, 07/15/28	43,927
	L Brands, Inc.µ
49,000	7.600%, 07/15/37	54,972
32,000	5.625%, 02/15/22	34,300
11,000	6.950%, 03/01/33	11,509
23,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	24,308
	Meritage Homes Corp.µ
55,000	7.150%, 04/15/20	59,469
31,000	7.000%, 04/01/22	33,131
30,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	30,619

PRINCIPAL AMOUNT		VALUE

46,000	Netflix, Inc.µ^ 5.375%, 02/01/21	$48,099
45,000	Numericable-SFR SAS* 6.000%, 05/15/22	45,844
42,000	Outerwall, Inc.µ 6.000%, 03/15/19	42,499
37,000	Penske Automotive Group, Inc.µ 5.375%, 12/01/24	37,254
31,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	32,279
63,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	73,356
	Ryland Group, Inc.µ
89,000	6.625%, 05/01/20^	99,402
24,000	5.375%, 10/01/22	24,345
57,000	Service Corp. Internationalµ^ 7.500%, 04/01/27	65,407
47,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	48,498
49,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	49,122
49,000	Time, Inc.*µ 5.750%, 04/15/22	47,071
	Toll Brothers Finance Corp.µ
69,000	5.625%, 01/15/24	73,226
19,000	4.000%, 12/31/18	19,558
	ZF North America Capital, Inc.*
29,000	4.750%, 04/29/25	28,329
8,000	4.500%, 04/29/22	7,880

		1,685,022

	Consumer Staples (0.0%)
19,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	19,119
59,000	Fidelity & Guaranty Life Holdings, Inc.*µ^ 6.375%, 04/01/21	62,171
81,000	JBS USA, LLC*µ 7.250%, 06/01/21	85,354
88,000	Land O’Lakes, Inc.*µ^ 6.000%, 11/15/22	94,215
41,000	Post Holdings, Inc.µ 7.375%, 02/15/22	42,025
51,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	54,538

		357,422

	Energy (0.1%)
54,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	50,726
	Berry Petroleum Company, LLCµ
41,000	6.375%, 09/15/22	28,649
11,000	6.750%, 11/01/20	7,906
19,000	Bill Barrett Corp.µ^ 7.000%, 10/15/22	15,794
33,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*µ 6.125%, 11/15/22	33,639
41,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	35,926
37,000	Calfrac Holdings, LP*µ^ 7.500%, 12/01/20	30,641

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Calumet Specialty Products Partners, LP
37,000	7.625%, 01/15/22µ	$37,509
13,000	6.500%, 04/15/21	12,805
	Carrizo Oil & Gas, Inc.
72,000	7.500%, 09/15/20µ	72,315
22,000	6.250%, 04/15/23	21,092
92,000	Cimarex Energy Companyµ^ 5.875%, 05/01/22	97,701
114,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	91,129
13,000	Eclipse Resources Corp.* 8.875%, 07/15/23	12,236
	Energy Transfer Equity, LP
47,000	5.875%, 01/15/24µ	48,028
14,000	5.500%, 06/01/27^	13,808
77,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	56,836
36,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	36,675
89,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	90,557
24,000	Linn Energy, LLCµ 8.625%, 04/15/20	14,895
16,000	Linn Energy, LLC / Linn Energy Finance Corp.µ 6.500%, 05/15/19	9,840
50,000	MarkWest Energy Partners, LPµ
	4.875%, 06/01/25	48,500
	Oasis Petroleum, Inc.µ
68,000	6.500%, 11/01/21	62,475
20,000	6.875%, 01/15/23	18,163
37,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	27,981
45,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	42,019
21,000	Rice Energy, Inc.*^ 7.250%, 05/01/23	20,619
81,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	84,696
27,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	19,811
29,000	SM Energy Companyµ 6.500%, 11/15/21	29,145
58,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	56,949
105,000	W&T Offshore, Inc. 8.500%, 06/15/19	64,312
45,000	Western Refining, Inc.µ 6.250%, 04/01/21	45,366

		1,338,743

	Financials (0.1%)
39,000	AON Corp.µ^ 8.205%, 01/01/27	49,627
61,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	64,773
33,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	32,196
	DuPont Fabros Technology, LPµ
21,000	5.875%, 09/15/21	21,525
15,000	5.625%, 06/15/23	14,878
32,000	Equinix, Inc.µ 5.375%, 04/01/23	32,380

PRINCIPAL AMOUNT		VALUE

2,000	FelCor Lodging, LP* 6.000%, 06/01/25	$2,059
39,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	41,145
32,000	iStar Financial, Inc.µ 4.875%, 07/01/18	31,500
46,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	45,885
37,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	34,641
89,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	94,948
44,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	42,432

		507,989

	Health Care (0.1%)
65,000	Acadia Healthcare Company, Inc.*µ 5.625%, 02/15/23	66,219
52,000	Alere, Inc. 6.500%, 06/15/20	54,113
61,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	65,041
50,000	DaVita HealthCare Partners, Inc.µ 5.125%, 07/15/24	50,375
	Endo International, PLC*‡
122,000	7.250%, 12/15/20µ	128,252
11,000	7.750%, 01/15/22	11,715
	HCA Holdings, Inc.µ
130,000	5.875%, 05/01/23	139,100
32,000	6.250%, 02/15/21	35,000
	Hologic, Inc.
93,000	6.250%, 08/01/20	95,906
17,000	5.250%, 07/15/22*	17,595
15,000	Surgical Care Affiliates, Inc.* 6.000%, 04/01/23	15,056
100,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	106,438
	Valeant Pharmaceuticals International, Inc.*
101,000	7.000%, 10/01/20µ	105,103
8,000	5.875%, 05/15/23^	8,295
6,000	5.500%, 03/01/23	6,128
	VPII Escrow Corp.*
16,000	7.500%, 07/15/21µ	17,360
15,000	6.750%, 08/15/18	15,778

		937,474

	Industrials (0.1%)
76,000	ACCO Brands Corp.µ 6.750%, 04/30/20	80,417
101,000	Deluxe Corp.µ 6.000%, 11/15/20	106,744
47,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	45,238
89,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	93,394
44,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	47,740
36,000	Garda World Security Corp.* 7.250%, 11/15/21	34,155
46,000	GrafTech International, Ltd.µ^ 6.375%, 11/15/20	41,688

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

74,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	$74,509
	Icahn Enterprises, LPµ
63,000	5.875%, 02/01/22	65,362
38,000	6.000%, 08/01/20^	40,090
9,000	4.875%, 03/15/19	9,281
57,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	60,028
	Meritor, Inc.
33,000	6.250%, 02/15/24	33,062
26,000	6.750%, 06/15/21µ	26,845
	Michael Baker International, LLC*µ
42,000	8.250%, 10/15/18	40,583
24,000	8.875%, 04/15/19	20,370
49,000	Navistar International Corp.^ 8.250%, 11/01/21	46,152
29,000	Nortek, Inc.µ 8.500%, 04/15/21	31,066
12,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.125%, 07/15/23	11,985
79,000	Terex Corp.µ 6.000%, 05/15/21	79,592
33,000	Titan International, Inc.µ 6.875%, 10/01/20	28,999
38,000	TransDigm, Inc. 5.500%, 10/15/20	38,048
37,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	38,966
	United Rentals North America, Inc.µ
89,000	7.625%, 04/15/22	97,066
23,000	6.125%, 06/15/23	23,704

		1,215,084

	Information Technology (0.1%)
52,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	54,697
	Amkor Technology, Inc.µ
53,000	6.375%, 10/01/22^	50,549
15,000	6.625%, 06/01/21	14,747
130,000	Belden, Inc.* 5.500%, 09/01/22	130,325
40,000	Cardtronics, Inc.µ 5.125%, 08/01/22	39,525
32,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	31,620
106,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	117,262
65,000	J2 Global, Inc.µ 8.000%, 08/01/20	69,997
49,000	Nuance Communications, Inc.*µ^ 5.375%, 08/15/20	50,072
32,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	33,340
73,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	75,418
55,000	ViaSat, Inc.µ 6.875%, 06/15/20	58,266

		725,818

	Materials (0.1%)
54,000	ArcelorMittal, SA^ 6.125%, 06/01/25	51,604

PRINCIPAL AMOUNT		VALUE

23,000	Chemtura Corp.µ 5.750%, 07/15/21	$23,374
	First Quantum Minerals, Ltd.*
25,000	7.000%, 02/15/21µ	19,078
25,000	6.750%, 02/15/20^	19,531
	FMG Resources (August 2006) Pty, Ltd.*^
23,000	8.250%, 11/01/19	16,862
13,000	9.750%, 03/01/22	11,968
72,000	Greif, Inc.µ 7.750%, 08/01/19	80,370
	INEOS Group Holdings, SA*^
36,000	6.125%, 08/15/18	36,652
19,000	5.875%, 02/15/19	19,190
	New Gold, Inc.*µ
65,000	7.000%, 04/15/20	63,741
18,000	6.250%, 11/15/22	16,178
38,000	PH Glatfelter Companyµ 5.375%, 10/15/20	39,211
	Sealed Air Corp.*µ
33,000	6.500%, 12/01/20	36,857
15,000	5.250%, 04/01/23	15,319
65,000	Trinseo Materials Operating, SCA*^ 6.750%, 05/01/22	65,609
45,000	United States Steel Corp.µ 6.875%, 04/01/21	42,272

		557,816

	Telecommunication Services (0.1%)
33,000	CenturyLink, Inc.µ 6.750%, 12/01/23	33,145
	Frontier Communications Corp.µ
45,000	7.625%, 04/15/24	40,866
5,000	6.875%, 01/15/25	4,259
	Intelsat, SA
91,000	7.750%, 06/01/21	73,028
6,000	8.125%, 06/01/23^	4,811
38,000	SBA Communications Corp.µ 5.625%, 10/01/19	40,019
	Sprint Corp.µ
182,000	7.875%, 09/15/23	174,834
24,000	7.125%, 06/15/24	22,050
17,000	7.250%, 09/15/21	16,309
76,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	80,987

		490,308

	Utilities (0.0%)
49,000	AES Corp.µ 7.375%, 07/01/21	53,961
81,000	AmeriGas Finance Corp.µ^ 7.000%, 05/20/22	86,468

		140,429

	TOTAL CORPORATE BONDS	7,956,105

U.S. Government and Agency Security (0.0%)
11,000	United States Treasury Note~ 0.250%, 12/15/15	11,005

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

Purchased Options (0.2%)#
	Consumer Discretionary (0.1%)
1,585	Lennar Corp. Call, 01/15/16, Strike $48.00	$1,105,538

	Information Technology (0.1%)
2,400	Xilinx, Inc. Call, 01/15/16, Strike $45.00	301,200

	TOTAL PURCHASED OPTIONS	1,406,738

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,467,645)	9,373,848

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (23.1%)
	Consumer Discretionary (0.7%)
46,550	Fiat Chrysler Automobiles, NV 7.875%	6,345,091

	Consumer Staples (1.8%)
54,000	Bunge, Ltd.µ 4.875%	5,589,000
30,800	Post Holdings, Inc. 5.250%	3,264,800
130,000	Tyson Foods, Inc. 4.750%	7,013,500

		15,867,300

	Energy (1.5%)
19,133	Chesapeake Energy Corp. 5.750%	9,745,585
69,300	Southwestern Energy Company 6.250%	2,979,900

		12,725,485

	Financials (4.8%)
207,200	Affiliated Managers Group, Inc.µ^ 5.150%	12,432,000
64,000	American Tower Corp. 5.250%	6,627,200
93,000	Crown Castle International Corp.^ 4.500%	9,617,130
130,225	Health Care REIT, Inc.µ 6.500%	8,113,017
103,333	Weyerhaeuser Company 6.375%	5,309,250

		42,098,597

	Health Care (6.3%)
21,750	Allergan PLC 5.500%	24,188,827
49,750	Amsurg Corp.^ 5.250%	6,853,560
475,295	Anthem, Inc.^ 5.250%	24,363,622

		55,406,009

NUMBER OF SHARES		VALUE

	Industrials (2.4%)
31,500	Genesee & Wyoming, Inc. 5.000%	$3,135,037
	Stanley Black & Decker, Inc.µ
91,966	4.750%	13,276,212
16,750	6.250%^	1,999,615
60,000	United Technologies Corp. 7.500%	3,087,600

		21,498,464

	Materials (0.3%)
70,000	Alcoa, Inc.^ 5.375%	2,525,600

	Telecommunication Services (2.1%)
58,870	Frontier Communications Corp. 11.125%	5,754,543
128,000	Intelsat, SA^ 5.750%	3,470,080
125,650	T-Mobile USA, Inc. 5.500%	8,946,280

		18,170,903

	Utilities (3.2%)
170,000	Dominion Resources, Inc.µ 6.375%	8,581,600
130,000	Exelon Corp. 6.500%	6,076,200
239,000	NextEra Energy, Inc.^ 5.799%	13,857,220

		28,515,020

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $207,336,593)	203,152,469

COMMON STOCKS (0.3%)
	Financials (0.3%)
13,850	American International Group, Inc.µ^	888,062
190,000	Och-Ziff Capital Management Group, LLC - Class Aµ^	2,202,100

	TOTAL COMMON STOCKS (Cost $3,205,297)	3,090,162

SHORT TERM INVESTMENT (5.1%)
44,906,573	Fidelity Prime Money Market Fund - Institutional Class (Cost $44,906,573)	44,906,573

TOTAL INVESTMENTS (139.7%) (Cost $1,210,308,840)		1,230,453,750

LIABILITIES, LESS OTHER ASSETS (-39.7%)		(349,973,693)

NET ASSETS (100.0%)		$880,480,057

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $666,748,551. $166,740,380 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps. The aggregate value of such securities is $700,341.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	$55,000,000	$(378,081)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	40,000,000	(301,126)

					$(679,207)

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

Cost basis of investments	$1,221,886,744

Gross unrealized appreciation	85,582,038
Gross unrealized depreciation	(77,015,032)

Net unrealized appreciation (depreciation)	$8,567,006

Note 3 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $215.0 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $215.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2015, the average borrowings under the Agreements were $360.0 million. For the period ended July 31, 2015, the average interest rate was 0.69%. As of July 31, 2015, the amount of total outstanding borrowings was $360.0 million ($180.0 million under the BNP Agreement and $180.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2015 was 0.81%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2015, the Fund used approximately $109.8 million of its cash collateral to offset the SSB Agreement representing 8.9% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates. As of July 31, 2015, approximately $107.9 million of securities were on loan ($94.0 million of fixed income securities and $13.9 million of equity securities).

On May 22, 2015, the Fund’s board of trustees amended the Fund’s non- fundamental policy with respect to borrowings to be measured based on managed assets rather than total assets. The policy, as amended, is as follows:

As a non-fundamental policy, the Fund may not issue debt securities, borrow money or issue preferred shares in an aggregate amount exceeding 38% of the Fund’s managed assets measured at the time of issuance of the new securities.

For purposes of this non-fundamental policy, “managed assets” shall mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage). The policy is measured at each incurrence of the debt and is not a maintenance test.

Note 4 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$482,137,949	$—	$482,137,949
Convertible Bonds	—	487,103,413	—	487,103,413
U.S. Government and Agency Security	—	689,336	—	689,336
Synthetic Convertible Securities (Corporate Bonds)	—	7,956,105	—	7,956,105
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	11,005	—	11,005
Synthetic Convertible Securities (Purchased Options)	1,406,738	—	—	1,406,738
Convertible Preferred Stocks	165,775,993	37,376,476	—	203,152,469
Common Stocks U.S.	3,090,162	—	—	3,090,162
Short Term Investment	44,906,573	—	—	44,906,573

Total	$215,179,466	$1,015,274,284	$—	$1,230,453,750

Liabilities:
Interest Rate Swaps	—	679,207	—	679,207

Total	$—	$679,207	$—	$679,207

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2015